BNY Mellon International Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.6%
Australia — 1.2%
Suncorp Group Ltd.	302,237	4,033,337
Belgium — 1.2%
UCB SA	13,491	4,039,639
Bermuda — 1.1%
Hiscox Ltd.	153,811	3,769,236
China — .7%
Contemporary Amperex Technology Co. Ltd., Cl. A	39,100	2,273,271
Denmark — 1.3%
Novo Nordisk A/S, Cl. B	89,733	4,304,922
France — 15.7%
BNP Paribas SA	55,400	6,474,990
Cie de Saint-Gobain SA	54,044	4,892,876
Cie Generale des Etablissements Michelin SCA	125,594	4,851,159
LVMH Moet Hennessy Louis Vuitton SE	9,754	5,401,460
Orange SA	147,008	2,772,894
Publicis Groupe SA	37,468	3,703,258
Rexel SA	99,642	4,354,225
Schneider Electric SE	18,596	6,101,044
SCOR SE	74,218	2,692,918
SPIE SA	42,766	2,466,550
TotalEnergies SE	57,103	4,435,806
Veolia Environnement SA	99,856	4,159,036
		52,306,216
Germany — 10.7%
adidas AG	15,481	3,174,079
Daimler Truck Holding AG	93,145	4,492,025
Deutsche Bank AG	139,415	4,720,458
Deutsche Telekom AG	47,395	1,291,710
E.ON SE	173,706	3,583,921
Fresenius SE & Co. KGaA	62,409	2,849,985
Heidelberg Materials AG	18,311	3,492,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,878	2,723,094
SAP SE	29,347	4,494,279
Schaeffler AG	275,343	2,668,424
Siemens Energy AG	11,487	2,177,099
		35,668,004
Greece — .7%
Eurobank SA	518,004	2,475,372
Hong Kong — 1.4%
AIA Group Ltd.	491,312	4,506,288
Italy — 2.2%
Enel SpA	403,654	4,637,798
Prysmian SpA	15,130	2,541,610
		7,179,408
Japan — 23.1%
Advantest Corp.	20,300	4,126,496
East Japan Railway Co.	174,300	3,653,348
Ebara Corp.	123,100	4,827,695

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.6% (continued)
Japan — 23.1% (continued)
Fujitsu Ltd.	109,400	2,183,213
Hitachi Ltd.	110,100	3,059,629
ITOCHU Corp.	381,800	4,390,164
Japan Tobacco, Inc.	111,900	4,112,050
Komatsu Ltd.	115,100	4,505,085
Kurita Water Industries Ltd.	70,000	3,996,425
Mitsubishi Heavy Industries Ltd.	73,100	1,664,447
Mizuho Financial Group, Inc.	89,600	4,302,505
Murata Manufacturing Co. Ltd.	50,100	3,610,783
Pan Pacific International Holdings Corp.	670,000	3,419,661
Renesas Electronics Corp.	126,600	3,824,324
Santen Pharmaceutical Co. Ltd.	248,100	3,241,440
Sony Group Corp.	155,700	3,122,195
Sumitomo Mitsui Financial Group, Inc.	187,600	7,334,512
Suzuki Motor Corp.	269,600	3,245,211
Tokyo Electron Ltd.	11,400	5,512,966
Yaskawa Electric Corp.	57,900	2,548,076
		76,680,225
Netherlands — 6.5%
ASML Holding NV	7,360	14,596,660
ING Groep NV	219,953	6,958,734
		21,555,394
Spain — 5.7%
Banco de Sabadell SA	620,932	2,205,663
Banco Santander SA	577,214	7,985,254
Industria de Diseno Textil SA	70,071	4,416,173
Repsol SA	93,842	2,336,187
Unicaja Banco SA(a)	512,918	1,828,529
		18,771,806
Sweden — 1.0%
Spotify Technology SA(b)	7,460	3,425,110
Switzerland — 7.9%
Glencore PLC	635,803	4,336,611
Nestle SA	77,781	7,987,648
Novartis AG	40,255	6,303,422
Roche Holding AG	10,715	4,410,535
STMicroelectronics NV	44,944	3,355,988
		26,394,204
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	64,000	4,914,473
United Kingdom — 14.7%
AstraZeneca PLC	40,079	7,497,917
Balfour Beatty PLC	254,719	2,932,954
Barclays PLC	597,749	4,014,192
Compass Group PLC	105,529	3,409,579
Diageo PLC	64,490	1,296,236
GSK PLC	232,402	6,097,985
HSBC Holdings PLC	259,423	4,927,857
Marks & Spencer Group PLC	339,584	1,676,576
Rio Tinto PLC	21,951	2,076,184
Rolls-Royce Holdings PLC	226,031	4,339,832

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.6% (continued)
United Kingdom — 14.7% (continued)
Shell PLC	105,317	4,079,380
Unilever PLC	71,163	4,271,414
United Utilities Group PLC	124,112	2,153,438
		48,773,544
Total Equity Securities - Common Stocks (cost $275,662,644)		321,070,449

Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .6%
Germany — .6%
Volkswagen AG (cost $3,222,062)	5.26	25,201	2,018,946

	1-Day Yield (%)
Investment Companies — 1.5%
Registered Investment Companies — 1.5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $4,755,767)	3.70	4,755,767	4,755,767
Total Investments (cost $283,640,473)		98.7%	327,845,162
Cash and Receivables (Net)		1.3%	4,468,990
Net Assets		100.0%	332,314,152

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to $1,828,529 or .6% of net assets.

(b)	Non-income producing security.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Equity Fund
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,425,110	317,645,339††	—	321,070,449
Equity Securities - Preferred Stocks	—	2,018,946††	—	2,018,946
Investment Companies	4,755,767	—	—	4,755,767
	8,180,877	319,664,285	—	327,845,162

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At June 30, 2026, accumulated net unrealized appreciation on investments was $44,204,689, consisting of $53,698,265 gross unrealized appreciation and $9,493,576 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.